Results for the Year - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Wages and salaries	kr 1,174	kr 694	kr 489
Share-based compensation	310	200	147
Defined contribution plans	80	51	39
Other social security costs	155	108	72
Government grants	(122)	(119)	(96)
Total	1,597	934	651
Research and development expenses	1,190	803	572
Selling, general and administrative expenses	529	250	175
Government grants related to research and development expenses	(122)	(119)	(96)
Total	kr 1,597	kr 934	kr 651
Average number of FTE	1,022	656	471
Number of FTE at year-end	1,212	781	548
Remuneration to board of directors	kr 122	kr 119	kr 96